Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 12 – INCOME TAXES

The provision for income taxes consisted of the following (in thousands of Korean Won):

	June 30, 2018		June 30, 2017
Current	￦	-	￦	-
Deferred		2,196		(27,879)
Total	￦	2,196	￦	(27,879)

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the six months ended June 30, 2018 and 2017:

	June 30, 2018	June 30, 2017
Income taxes at Federal statutory rate	21.00%	34.00%
Foreign tax rate differential	1.00%	(12.00)%
Change in valuation allowance	(22.00)%	(22.00)%
Other	-%	-%
Effective tax rate	-%	-%

NOTE 12 – INCOME TAXES

The provision for income taxes consisted of the following (in thousands of Korean Won):

	2017		2016
Current	￦	-	￦	-
Deferred		9,118		16,205
Total	￦	9,118	￦	16,205

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the years ended December 31, 2017 and 2016:

	2017	2016
Income taxes at Federal statutory rate	34.00%	34.00%
Foreign tax rate differential	(12.00)%	(12.00)%
Change in valuation allowance	(22.00)%	(22.81)%
Other	0.43%	2.06%
Effective tax rate	0.43%	1.25%

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands of Korean Won):

	2017		2016
Accounts receivable	￦	(17,887)	￦	58,331
Inventories		537,232		301,786
Property and equipment		(2,610)		(1,414)
Goodwill and intangible assets		1,398,851		1,199,275
Accounts payable		-		68,521
Pension benefits		204,622		193,744
Other		67,520		(2,288)
Net operating losses		105,558		85,893
Tax credit carryforwards		871,500		681,695
Deferred tax assets, gross		3,164,787		2,585,543

Valuation allowances		(3,164,787)		(2,585,543)
Deferred tax assets, net	￦	-	￦	-

The Company has a net operating loss carryforward for tax purposes totaling ￦105,558 thousand ￦85,893 thousand at December 31, 2017 and 2016, expiring through the year 2027.

The Company’s tax jurisdiction is the Republic of Korea.

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2017 and 2016, due to the uncertainty of realizing the deferred income tax assets. The valuation allowance was increased by ￦579,244 thousand and ￦297,420 thousand for the years ended December 31, 2017 and 2016, respectively. The Company’s tax years for 2013 through 2017 may still be subject to tax examination.